UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     October 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $410,482 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                US TRES FLATT    06740L485     1156    25091 SH       SOLE                    19394        0     5697
ETFS PALLADIUM TR              SH BEN INT       26923a106     1076    14158 SH       SOLE                        0        0    14158
ISHARES INC                    MSCI GERMAN      464286806      315    12135 SH       SOLE                        0        0    12135
ISHARES SILVER TRUST           ISHARES          46428q109     1322    35947 SH       SOLE                        0        0    35947
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365    24843   654291 SH       SOLE                   310084        0   344207
POWERSHARES DB G10 CURCY HAR   COM UT BEN INT   73935y102     1172    48095 SH       SOLE                    36916        0    11179
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104   123779  2155296 SH       SOLE                   917091        0  1238205
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      288     8700 SH       SOLE                        0        0     8700
SPDR GOLD TRUST                GOLD SHS         78463v107     1900    13587 SH       SOLE                        0        0    13587
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      406     6877 SH       SOLE                        0        0     6877
SPDR SERIES TRUST              S&P DIVID ETF    78464a763      602    11111 SH       SOLE                        0        0    11111
UBS AG JERSEY BRH              LNG SHT VIX      902641596     2299    97228 SH       SOLE                    74551        0    22677
UBS AG JERSEY BRH              CMCI ETN 38      902641778     3537   140063 SH       SOLE                        0        0   140063
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     3495    49520 SH       SOLE                        0        0    49520
VANGUARD INDEX FDS             STK MRK ETF      922908769   170739  2484916 SH       SOLE                  1040454        0  1444462
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1768    36110 SH       SOLE                        0        0    36110
WISDOMTREE TRUST               DRYFS CURR ETF   97717w133     2325   101631 SH       SOLE                        0        0   101631
WISDOMTREE TRUST               JP TOTAL DIVID   97717w851    69460  1883907 SH       SOLE                   788428        0  1095479